Related Party Transactions - Schedule of Transactions with Related Parties (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 CNY (¥)	Feb. 28, 2021 USD ($)	Sep. 30, 2019 Contract
Related Party Transaction [Line Items]
Operating lease right-of-use assets	¥ 150,696		¥ 190,074	$ 23,281
Operating lease liability	144,817			22,373
Noncash lease expenses	54,466	$ 8,414	54,808
Huangshan Culture Investment Group Co., Ltd. ("Huangshan Culture")
Related Party Transaction [Line Items]
Number of lease contracts					2
Operating lease right-of-use assets	189		258	29
Operating lease liability	141		207	$ 22
Noncash lease expenses	¥ 108	$ 17	¥ 53